Noncontrolling Interests (Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Noncontrolling Interest [Abstract]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 750,883	¥ 381,307
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders		(896)
Net transfers to the noncontrolling interest shareholders		(896)
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 750,883	¥ 380,411